UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 08/31/10

Item 1.  Schedule of Investments.

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2010
Shares		Market Value

	COMMON STOCK - 94.18%
	AEROSPACE / DEFENSE - 0.88%
10,200	Lockheed Martin Corp.	$ 709,104

	AUTO MANUFACTURERS - 0.97%
69,900	Ford Motor Co. *	789,171

	BANKS - 5.60%
59,730	Bank of New York Mellon Corp.	1,449,647
77,300	US Bancorp	1,607,840
62,500	Wells Fargo & Co.	1,471,875
		4,529,362
	BEVERAGES - 2.50%
20,700	Coca-Cola Co.	1,157,544
13,500	PepsiCo, Inc.	866,430
		2,023,974
	COMPUTER / NETWORK PRODUCTS - 9.02%
8,350	Apple, Inc. *	2,032,140
99,000	EMC Corp./Massachusetts *	1,805,760
40,700	Hewlett-Packard Co.	1,566,136
15,400	International Business Machines Corp.	1,897,742
		7,301,778
	CONGLOMERATES - 5.01%
24,700	3M Co.	1,940,185
27,000	Danaher Corp.	980,910
17,400	United Technologies Corp.	1,134,654
		4,055,749
	CONSUMER PRODUCTS - 2.90%
14,600	Colgate-Palmolive Co.	1,078,064
21,300	Procter & Gamble Co.	1,270,971
		2,349,035
	DIVERSIFIED FINANCIAL SERVICES - 4.61%
24,500	American Express Co.	976,815
8,900	BlackRock, Inc. - Cl. A	1,263,355
40,900	JP Morgan Chase & Co.	1,487,124
		3,727,294
	ELECTRICAL PRODUCTS - 1.44%
24,900	Emerson Electric Co.	1,161,585

	ELECTRIC UTILITIES - 1.90%
5,300	Alliant Energy Corp.	185,606
9,100	Dominion Resources, Inc.	389,116
5,900	Exelon Corp.	240,248
10,300	Progress Energy, Inc.	441,973
7,700	Southern Co.	282,513
		1,539,456
North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Shares		Market Value

	FOOD - 3.62%
29,800	General Mills, Inc.	$ 1,077,568
22,700	HJ Heinz Co.	1,049,648
16,200	Kellogg Co.	804,816
		2,932,032
	INDUSTRIAL GASES - 0.96%
9,000	Praxair, Inc.	774,270

	INTERNET - 0.99%
6,400	Amazon.com, Inc. *	798,912

	INVESTMENT SERVICES - 3.37%
44,800	Lazard Ltd. - Cl. A	1,400,448
30,300	T. Rowe Price Group, Inc.	1,326,534
		2,726,982
	LEISURE TIME - 1.13%
29,200	Carnival Corp.	910,456

	MACHINERY - CONSTRUCTION & MINING - 2.13%
26,500	Caterpillar Inc.	1,726,740

	MEDIA - 2.49%
33,200	Time Warner, Inc.	995,336
31,300	Walt Disney Co.	1,020,067
		2,015,403
	MEDICAL DRUGS - 5.54%
39,300	Abbott Laboratories	1,939,062
30,600	Johnson & Johnson	1,744,812
18,400	Medco Health Solutions, Inc. *	800,032
		4,483,906
	MEDICAL EQUIPMENT & SUPPLIES - 4.78%
20,500	Baxter International, Inc.	872,480
24,500	Medtronic, Inc.	771,260
21,800	St Jude Medical, Inc. *	753,626
16,800	Stryker Corp.	725,592
15,900	Zimmer Holdings, Inc. *	750,003
		3,872,961
	MINING - 1.62%
12,000	Freeport-McMoRan	863,760
12,100	Vulcan Materials Co.	444,796
		1,308,556
	OIL & GAS PRODUCERS - 7.00%
28,700	Chevron Corp.	2,128,392
27,300	Exxon Mobil Corp.	1,615,068
26,300	Occidental Petroleum Corp.	1,922,004
		5,665,464
North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Shares		Market Value

	OIL & GAS SERVICES - 2.94%
23,000	Noble Corp.	$ 715,760
27,500	Tidewater, Inc.	1,102,200
11,119	Transocean Ltd. *	565,957
		2,383,917
	PACKAGING & CONTAINERS - 0.89%
32,500	Packaging Corp. of America	724,425

	RETAIL - 7.01%
15,000	Costco Wholesale Corp.	848,250
30,000	Home Depot, Inc.	834,300
15,500	Kohl's Corp. *	728,190
18,600	McDonald's Corp.	1,358,916
19,800	TJX Companies, Inc.	785,862
22,300	Wal-Mart Stores, Inc.	1,118,122
		5,673,640
	SEMICONDUCTORS - 2.09%
95,500	Intel Corp.	1,692,260

	SOFTWARE & PROGRAMMING - 4.76%
19,800	Adobe Systems, Inc. *	549,648
12,700	Fiserv, Inc. *	635,381
62,500	Microsoft Corp.	1,467,500
55,000	Oracle Corp.	1,203,400
		3,855,929
	TELECOMMUNICATIONS - 5.59%
25,300	AT&T, Inc.	683,859
87,000	Cisco Systems, Inc. *	1,744,350
37,300	Qualcomm, Inc.	1,428,963
22,700	Verizon Communications, Inc.	669,877
		4,527,049
	TRANSPORTATION - 2.44%
14,500	Norfolk Southern Corp.	778,360
18,800	United Parcel Service, Inc. - Cl. B	1,199,440
		1,977,800

	TOTAL COMMON STOCK	76,237,210
	( Cost - $73,919,491)

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Shares		Market Value

	MONEY MARKET FUND - 5.65%
4,571,080	BlackRock Liquidity Temp Fund, 0.25% +	$ 4,571,080
	TOTAL MONEY MARKET FUNDS	4,571,080
	( Cost - $4,571,080)

	TOTAL INVESTMENTS - 99.83%
	( Cost - $78,490,571)	80,808,290
	OTHER ASSETS LESS LIABILITIES - 0.17%	139,910
	NET ASSETS - 100.00%	$ 80,948,200

* Non-Income producing security. + Variable rate security. Rate shown is as of August 31, 2010.

At August 31, 2010, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 8,339,374
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(6,021,655)
Net unrealized appreciation		$ 2,317,719

North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Market Value

	CORPORATE BONDS - 78.20%
	AEROSPACE / DEFENSE - 2.78%
500,000	Boeing Co.		3.5000	2/15/2015	$ 539,450
1,000,000	Boeing Co.		3.7500	11/20/2016	1,092,350
500,000	Rockwell Collins, Inc.		5.2500	7/15/2019	549,235
					2,181,035
	BANKS - 9.52%
1,100,000	American Express Centurion Bank		5.9500	6/12/2017	1,251,569
340,000	Bank of New York Mellon Corp.		4.6000	1/15/2020	375,591
1,000,000	JP Morgan Chase & Co.		4.7500	5/1/2013	1,083,660
500,000	Morgan Stanley		6.7500	4/15/2011	518,030
2,000,000	US Bancorp		3.1500	3/4/2015	2,105,880
1,000,000	Wells Fargo & Co.		4.3750	1/31/2013	1,068,080
1,000,000	Wells Fargo & Co.		5.0000	11/15/2014	1,077,440
					7,480,250
	BEVERAGES - 3.50%
500,000	Coca-Cola Co.		4.8750	3/15/2019	575,555
1,000,000	PepsiCo, Inc.		3.1000	1/15/2015	1,062,810
1,000,000	PepsiCo, Inc.		4.5000	1/15/2020	1,111,780
					2,750,145
	CHEMICALS - 4.28%
500,000	Du Pont De Nemours & Co.		3.2500	1/15/2015	531,760
1,000,000	Monsanto Co.		5.1250	4/15/2018	1,146,910
500,000	Praxair, Inc.		3.2500	9/15/2015	531,360
500,000	Praxair, Inc.		5.2500	11/15/2014	571,020
500,000	Praxair, Inc.		5.3750	11/1/2016	585,095
					3,366,145
	COMMUNICATIONS EQUIPMENT - 2.84%
1,500,000	Cisco Systems, Inc.		4.4500	1/15/2020	1,656,750
500,000	Cisco Systems, Inc.		4.9500	2/15/2019	573,460
					2,230,210
	COMPUTERS - 2.28%
1,500,000	International Business Machines Corp.		5.7000	9/14/2017	1,794,360

	COSMETICS / PERSONAL CARE - 1.58%
625,000	Avon Products, Inc.		4.2000	7/15/2018	671,537
500,000	Procter & Gamble Co.		4.7000	2/15/2019	570,860
					1,242,397
	DIVERSIFIED FINANCIAL SERVICES - 6.87%
1,000,000	American Express Credit Corp.		5.1250	8/25/2014	1,098,690
1,000,000	BlackRock, Inc.		3.5000	12/10/2014	1,062,290
500,000	Caterpillar Financial Services Corp.		4.2500	2/8/2013	536,935
1,000,000	General Electric Capital Corp.		4.2500	6/15/2012	1,044,400
1,000,000	General Electric Capital Corp.		5.3750	10/20/2016	1,114,670
500,000	John Deere Capital Corp.		5.2500	10/1/2012	543,560
					5,400,545
	ELECTRIC UTILITIES - 5.75%
1,000,000	Alabama Power Co.		5.2000	1/15/2016	1,139,410
1,000,000	Commonwealth Edison Co.		6.1500	3/15/2012	1,077,180
1,000,000	Detroit Edison Co.		5.6000	6/15/2018	1,178,410
500,000	Dominion Resources, Inc.		5.1500	7/15/2015	568,275
500,000	Southern Power Co.		4.8750	7/15/2015	556,275
					4,519,550
North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Market Value

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.23%
500,000	Emerson Electric Co.		4.8750	10/15/2019	$ 574,240
1,000,000	Emerson Electric Co.		5.3750	10/15/2017	1,175,710
					1,749,950
	FOOD - 1.39%
500,000	Campbell Soup Co.		4.5000	2/15/2019	560,365
500,000	Kellogg Co.		4.2500	3/6/2013	535,970
					1,096,335
	FOREST PRODUCTS & PAPER - 1.33%
1,000,000	International Paper Co.		6.7500	9/1/2011	1,043,860

	HEALTHCARE - PRODUCTS - 3.52%
500,000	Baxter International, Inc.		4.5000	8/15/2019	557,105
2,000,000	Medtronic, Inc.		4.4500	3/15/2020	2,211,640
					2,768,745
	HEALTHCARE - SERVICES - 0.70%
500,000	UnitedHealth Group, Inc.		5.0000	8/15/2014	546,295

	HOUSEHOLD PRODUCTS - 0.69%
500,000	Fortune Brands, Inc.		5.3750	1/15/2016	543,435

	HOUSEWARES - 1.11%
800,000	Newell Rubbermaid, Inc.		5.5000	4/15/2013	871,496

	INSURANCE - 0.69%
500,000	Berkshire Hathaway Finance Corp.		4.6000	5/15/2013	544,885

	INVESTMENT SERVICES - 4.80%
500,000	Bear Stearns Co., Inc.		5.5500	1/22/2017	542,130
1,000,000	Bear Stearns Co., Inc.		5.7000	11/15/2014	1,120,280
2,000,000	Merrill Lynch & Co., Inc.		5.0000	1/15/2015	2,112,900
					3,775,310
	IRON / STEEL - 0.75%
500,000	Nucor Corp.		5.8500	6/1/2018	588,330

	MULTIMEDIA - 0.76%
500,000	Walt Disney Co.		5.6250	9/15/2016	597,695

	OIL & GAS - 3.45%
500,000	Apache Corp.		5.2500	4/15/2013	544,930
1,000,000	Occidental Petroleum Corp.		4.1250	6/1/2016	1,118,880
1,000,000	Sunoco, Inc.		5.7500	1/15/2017	1,047,450
					2,711,260
	OIL & GAS SERVICES - 0.39%
300,000	BJ Services Co.		5.7500	6/1/2011	310,572
North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010
Principal Amount ($)			Coupon Rate (%)	Maturity	Market Value

	PHARMACEUTICALS - 2.08%
1,500,000	Abbott Laboratories		4.1250	5/27/2020	$ 1,635,360

	RETAIL - 4.78%
2,000,000	CVS Caremark Corp.		5.7500	8/15/2011	2,095,060
1,000,000	Lowe's Co., Inc.		4.6250	4/15/2020	1,123,100
500,000	Wal-Mart Stores, Inc.		3.2000	5/15/2014	534,980
					3,753,140
	SOFTWARE - 2.91%
500,000	Microsoft Corp.		4.2000	6/1/2019	558,650
1,500,000	Oracle Corp.		5.0000	7/8/2019	1,725,255
					2,283,905
	TELECOMMUNICATIONS - 5.71%
1,000,000	AT&T, Inc.		4.9500	1/15/2013	1,089,100
1,000,000	AT&T, Inc.		5.6000	5/15/2018	1,159,010
500,000	BellSouth Corp.		5.2000	9/15/2014	562,985
1,000,000	Verizon Communications, Inc.		5.5000	2/15/2018	1,140,530
500,000	Verizon Global Funding Corp.		4.3750	6/1/2013	539,015
					4,490,640
	TRANSPORTATION - 1.51%
1,000,000	United Parcel Service, Inc.		5.1250	4/1/2019	1,182,980

	TOTAL CORPORATE BONDS				61,458,830
	( Cost - $56,968,267)

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.41%
	GOVERNMENT AGENCIES - 19.41%
800,000	Federal Farm Credit Bank		3.6500	12/28/2018	816,552
2,000,000	Federal Farm Credit Bank		3.8000	12/14/2017	2,078,280
1,000,000	Federal Farm Credit Bank		4.6700	2/27/2018	1,163,890
2,000,000	Federal Home Loan Banks		4.1250	12/13/2019	2,208,620
1,990,000	Federal Home Loan Banks		4.3000	3/23/2020	2,028,228
1,500,000	Federal Home Loan Mortgage Corp.		3.0000	7/28/2014	1,601,130
2,000,000	Federal Home Loan Mortgage Corp.		3.7500	3/27/2019	2,178,060
2,000,000	Federal National Mortgage Association		3.8750	6/1/2020	2,042,200
1,000,000	Tennessee Valley Authority		4.5000	4/1/2018	1,140,550
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS				15,257,510
	( Cost - $14,466,125)

	MONEY MARKET FUNDS - 1.59%
1,251,621	BlackRock Liquidity Temp Fund		0.2500	+	1,251,621
	TOTAL MONEY MARKET FUNDS
	( Cost - $1,251,621)

	TOTAL INVESTMENTS - 99.20%
	( Cost - $72,686,013)				77,967,961
	OTHER ASSETS LESS LIABILITIES - 0.80%				629,428
	NET ASSETS - 100.00%				$ 78,597,389
+ Variable rate security. Rate shown is as of August 31, 2010.
North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2010

At August 31, 2010, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 5,281,948
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					-
Net unrealized appreciation					$ 5,281,948

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2010 for the Fund’s assets and liabilities measured at fair value:

North Country Equity Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 76,237,210	$ -	$ -	$ 76,237,210
Money Market Funds	$ 4,571,080	$ -	$ -	$ 4,571,080
Total	$ 80,808,290	$ -	$ -	$ 80,808,290
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 61,458,830	$ -	$ 61,458,830
U.S. Government & Agency Obligations	$ -	$ 15,257,510	$ -	$ 15,257,510
Money Market Funds	$ 1,251,621	$ -	$ -	$ 1,251,621
Total	$ 1,251,621	$ 76,716,340	$ -	$ 77,967,961
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       10/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      10/19/10

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      10/19/10